Stockholders' Equity (Deficiency) (Details) - PSUs [Member]	12 Months Ended
Jun. 30, 2018 shares
Number of PSUs outstanding
Beginning balance
Granted	140,000
Forfeited	(20,000)
Ending balance	120,000